Intangible Assets	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 5. Intangible Assets

	March 31, 2016
Intangible assets consist of the following:				Weighted
				Average
	Gross	Accumulated	Net	Amortization
	Amount	Amortization	Amount	Period (years)
Patents and trademarks	$47,375	$(47,375)	$—	—
Software development costs	547,127	(538,546)	8,581	0.6
Total intangible assets	$594,502	$(585,921)	$8,581

	March 31, 2015
				Weighted
				Average
	Gross	Accumulated	Net	Amortization
	Amount	Amortization	Amount	Period (years)
Patents and trademarks	$154,214	$(56,128)	$98,086	5.0
Software development costs	547,127	(508,392)	38,735	1.0
Total intangible assets	$701,341	$(564,520)	$136,821

Amortization expense for intangible assets for the years ended March 31, 2016 and 2015 was $30,100 and $43,200, respectively.  Estimated amortization expense in fiscal 2017 is expected to be $8,600.